VictoryShares Pioneer Equity Premium Income ETF Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares Pioneer Equity Premium Income ETF | VictoryShares Pioneer Equity Premium Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0